RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 30, 2023	Mar. 22, 2023	Feb. 23, 2023	Dec. 31, 2022	Apr. 01, 2022	Feb. 15, 2022	Jul. 26, 2021	Apr. 07, 2021	Feb. 28, 2022	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Mar. 01, 2022	Apr. 29, 2021
Related Party Transaction [Line Items]
General and administrative expense										$ 35,566			$ 7,729	$ 99,609	$ 30,518	$ 263,505	$ 229,484
share price	$ 0.19																		$ 0.71
Number of shares purchase, value
Number of shares issued for services	1,043,572
Other expenses																67,500	48,000
Total cash compensation									$ 7,000							660,000	240,000
Operating expenses										91,145			$ 57,169	465,447	154,432	597,305	$ 309,035
Repayments of Related Party Debt														111,356	$ 12,001
Promissory Note One [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 200,000
Debt Instrument, Term						20 years
Debt Instrument, Interest Rate, Stated Percentage						6.58%
Debt Instrument, Periodic Payment					$ 1,500
Notes Payable										88,044		$ 185,000		88,044		$ 185,000
Interest Receivable										18,536				18,536
Promissory Note Two [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																		$ 253,954
Debt Instrument, Interest Rate, Stated Percentage																		6.63%
Notes Payable										238,054				238,054
Interest Payable										10,967				10,967
Promissory Note Three [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 1,237,600
Debt Instrument, Interest Rate, Stated Percentage				6.42%
Notes Payable										837,600				837,600
Interest Payable										35,947				35,947
Debt Instrument, Decrease, Forgiveness				$ 400,000
Merger Agreement [Member]
Related Party Transaction [Line Items]
Operating expenses												$ 50,000
EROP [Member]
Related Party Transaction [Line Items]
Number of shares issued for services																500,000
Other expenses																$ 135,000
Shares Issued, Price Per Share												$ 0.27				$ 0.27
Thirty 05 Llc [Member]
Related Party Transaction [Line Items]
Number of shares issued for services																500,000
Other expenses																$ 135,000
Shares Issued, Price Per Share												0.27				$ 0.27
Michael Pruitt [Member]
Related Party Transaction [Line Items]
Number of shares issued for services																250,000
Other expenses																$ 67,500
Shares Issued, Price Per Share												$ 0.27				$ 0.27
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares purchase																26,089,758
Number of shares purchase, value																$ 260,898
Number of shares issued for services											1,043,572		750,000			250,000	475,000
Total cash compensation																$ 110,000	$ 24,000
MrJannoun [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted							$ 3,000
Conversion of stock shares converted shares							30,000
share price							$ 0.50
Debt conversion total amount							$ 12,000
Erop Enterprises Llc [Member]
Related Party Transaction [Line Items]
General and administrative expense																	$ 28,870
Erop Enterprises Llc [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted							$ 28,870
Conversion of stock shares converted shares							288,700
share price							$ 0.50
Debt conversion total amount							$ 115,480
EROP [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
share price									$ 0.52								$ 0.52
Number of shares purchase																	1,475,000
Number of shares purchase, value																	$ 147,500
Number of shares issued for services																	200,000
Non-cash expense																	$ 104,000
Other expenses																	73,667
EROP [Member] | Common Stock [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenue																	5,000
Executive Employment Agreement [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment		$ 2,000
Other Liabilities, Current		200,000
Repayments of Related Party Debt		10,000
[custom:RelatedPartyTransactionPaymentThreshold-0]		10,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold		$ 10,000
Employee-related Liabilities										$ 110,000		$ 20,000		$ 110,000		$ 20,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
General and administrative expense																	$ 3,000
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares purchase														2,000,000
Number of shares issued for services			2,000,000
Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued for services			26,089,758											26,089,758
Director [Member]
Related Party Transaction [Line Items]
share price								$ 0.12
Restricted shares gross								200,000
Restricted shares gross value								$ 48,000